WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
WARRANT LIABILITIES
Schedule of warrant liability

Summary of the Assessment of Series A Warrants
Assessments	Units	FMV	Date/Period
Initial - when issuing	2,722,224	$1,064,287	9/18/2024
Subsequent share price change	14,291,677	399,759	11/07/2024 to 12/18/2024
Exercise of 1,038,889 units of A Warrants	(1,038,889)	(89,396)	11/07/2024 to 12/18/2024
Loss on Series A Warrant valuation at 12/31/2024	—	50,282	12/31/2024
Balance at December 31, 2024	15,975,012	$1,424,932

The valuation of the Series A Warrants resulted in a loss of $450,042 for the year ended December 31, 2024, which was recognized in the statement of operations.

Summary of the Assessment of Series B Warrants
Assessments	Units	FMV	Date
Initial - when issuing	2,722,224	$722,539	9/18/2024
Subsequent share price change	5,835,330	43,232	10/31/2024
Exercise of Series B Warrants in full	(8,557,554)	(765,771)	10/31/2024
Balance at December 31, 2024	—	$—

The valuation of the Series B Warrants resulted in a loss of $43,232 for the year ended December 31, 2024, which was recognized in the statement of operations.